Stockholders' Equity (Deficit) - Common Stock Shares (Details)		12 Months Ended
	Jan. 28, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Oct. 21, 2020 shares
Class A common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized		350,000,000	350,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, shares issued		10,621,073	10,621,073
Common stock, shares outstanding		10,621,073	10,621,073
Class B common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized		60,000,000	60,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, shares issued		36,973,877	36,973,877
Common stock, shares outstanding		36,973,877	36,973,877
DiamondHead Holdings Corp. | Class A common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized		300,000,000		300,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, votes per share | Vote		1
DiamondHead Holdings Corp. | Class A common stock subject to possible redemption
Stockholders' Equity (Deficit)
Class A common stock subject to possible redemption, issued (in shares)		34,500,000		34,500,000
Class A common stock subject to possible redemption, outstanding (in shares)		34,500,000		34,500,000
DiamondHead Holdings Corp. | Class B common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized		10,000,000		10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, votes per share | Vote		1
Common shares, shares issued		8,625,000		8,625,000
Common stock, shares outstanding		8,625,000		8,625,000	8,625,000
Shares subject to forfeiture					1,125,000
Ratio to be applied to the stock in the conversion		20
DiamondHead Holdings Corp. | Class B common stock | Founder Shares
Stockholders' Equity (Deficit)
Number of shares not subject to forfeiture	1,125,000
DiamondHead Holdings Corp. | Class B common stock | Sponsor
Stockholders' Equity (Deficit)
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		20.00%
Number of shares not subject to forfeiture	1,125,000
DiamondHead Holdings Corp. | Class B common stock | Sponsor | Founder Shares
Stockholders' Equity (Deficit)
Shares subject to forfeiture						1,125,000